Goodwill and other intangible assets - Summary of Carrying Amount of Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 6,083
Amortization charge for the year	1,487	$ 1,369
Impairment losses	108	18
Balance at end of period	5,907	6,083
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,045
Balance at end of period	1,998	2,045
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	296
Balance at end of period	439	296
Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	484
Balance at end of period	328	484
Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,723
Balance at end of period	1,610	1,723
In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,535
Balance at end of period	1,532	1,535
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	11,621	9,904
Additions	1,394	1,297
Acquisition through business combination	31	1,454
Dispositions	(806)	(1,405)
Impairment losses	(87)	(27)
Currency translations	295	411
Other changes	(110)	(13)
Balance at end of period	12,338	11,621
Gross carrying amount [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	5,076	4,886
Additions	81	25
Transfers	1,067	1,121
Dispositions	(509)	(960)
Impairment losses	(73)	(16)
Currency translations	68	71
Other changes	(115)	(51)
Balance at end of period	5,595	5,076
Gross carrying amount [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	908	894
Additions	179	16
Acquisition through business combination	31	14
Transfers	78	76
Dispositions	(145)	(111)
Currency translations	17	48
Other changes	29	(29)
Balance at end of period	1,097	908
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,630	1,474
Currency translations	28	149
Other changes		7
Balance at end of period	1,658	1,630
Gross carrying amount [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,472	1,414
Acquisition through business combination		1,292
Dispositions	(160)	(329)
Impairment losses	(9)
Currency translations	144	113
Other changes	9	(18)
Balance at end of period	2,456	2,472
Gross carrying amount [member] | In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,535	1,236
Additions	1,134	1,256
Acquisition through business combination		148
Transfers	(1,145)	(1,197)
Dispositions	8	(5)
Impairment losses	(5)	(11)
Currency translations	38	30
Other changes	(33)	78
Balance at end of period	1,532	1,535
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(5,538)	(5,433)
Amortization charge for the year	(1,487)	(1,369)
Dispositions	777	1,383
Impairment losses	(19)	9
Currency translations	(107)	(152)
Other changes	(57)	24
Balance at end of period	(6,431)	(5,538)
Accumulated amortization [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(3,031)	(2,979)
Amortization charge for the year	(1,009)	(976)
Dispositions	506	959
Impairment losses	(19)	9
Currency translations	(37)	(36)
Other changes	(7)	(8)
Balance at end of period	(3,597)	(3,031)
Accumulated amortization [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(612)	(572)
Amortization charge for the year	(146)	(137)
Dispositions	157	109
Currency translations	(13)	(31)
Other changes	(44)	19
Balance at end of period	(658)	(612)
Accumulated amortization [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,146)	(885)
Amortization charge for the year	(160)	(153)
Currency translations	(24)	(98)
Other changes		(10)
Balance at end of period	(1,330)	(1,146)
Accumulated amortization [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(749)	(997)
Amortization charge for the year	(172)	(103)
Dispositions	114	315
Currency translations	(33)	13
Other changes	(6)	23
Balance at end of period	$ (846)	$ (749)